Segments (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Operating Segments

	Mexico	Telmex	Brazil	Southern Cone	Colombia	Andean	Central America	U.S.A.	Caribbean	Europe	Eliminations	Consolidated total
At December 31 2015 (in Ps.):
External revenues	191,750,997	93,657,944	174,722,286	68,520,541	65,871,301	51,738,731	34,515,781	110,653,812	29,625,274	72,681,072	—	893,737,739
Intersegment revenues	13,073,782	7,420,418	3,451,846	427,609	265,474	220,094	235,779	—	32,699	—	(25,127,701)	—

Total revenues	204,824,779	101,078,362	178,174,132	68,948,150	66,136,775	51,958,825	34,751,560	110,653,812	29,657,973	72,681,072	(25,127,701)	893,737,739
Depreciation and amortization	14,261,516	15,416,456	38,219,152	8,608,518	9,279,871	6,368,233	9,699,082	741,038	5,315,349	17,938,198	(132,678)	125,714,735
Operating income	70,726,013	15,947,164	10,878,548	9,185,471	13,361,859	7,853,311	1,750,027	1,293,706	3,891,263	6,205,426	320,373	141,413,161
Interest income	19,094,408	272,284	1,616,356	3,505,616	366,533	743,028	227,590	232,856	396,314	474,826	(22,076,799)	4,853,012
Interest expense	27,023,466	1,413,686	16,450,388	2,599,901	577,440	713,895	349,449	—	48,751	2,861,655	(20,841,259)	31,197,372
Income tax	7,976,111	2,896,465	(4,846,932)	2,621,598	3,997,944	2,944,548	2,257,695	605,809	1,483,187	(756,774)	—	19,179,651
Equity interest in net (loss) income of associated companies	(1,512,226)	65,033	(5,243)	21,856	—	—	—	—	—	3,884	—	(1,426,696)
Net profit (loss) attributable to equity holders of the parent	28,660,395	5,852,674	(12,785,017)	(6,806,573)	3,468,029	3,766,425	(680,599)	1,142,975	2,073,287	6,157,757	4,205,419	35,054,772
Assets by segment	955,534,316	163,955,665	311,838,555	118,217,618	81,170,568	87,619,264	68,425,540	36,072,729	76,084,634	182,087,483	(784,519,559)	1,296,486,813
Plant, property and equipment, net	57,048,006	105,177,653	147,884,562	52,735,563	44,811,656	30,254,858	37,930,783	1,783,612	29,063,549	66,838,636	—	573,528,878
Goodwill	27,067,441	392,523	17,931,543	2,672,724	11,612,051	4,396,090	5,213,703	1,903,762	14,186,723	51,737,156	—	137,113,716
Trademarks, net	826,446	346,566	341,750	—	522	—	—	686,052	242,175	8,856,795	—	11,300,306
Licenses and rights, net	4,395,698	72,557	28,442,759	8,318,161	3,661,838	6,256,297	3,660,240	—	6,443,439	29,198,262	—	90,449,251
Investment in associated companies	10,818,612	1,955,186	700	115,452	371	—	16,259	—	—	908,995	(10,705,005)	3,110,570
Liabilities by segments	723,559,636	139,362,960	221,907,486	101,601,641	31,254,646	33,048,503	33,514,380	31,170,822	31,727,281	121,586,194	(333,100,922)	1,135,632,627
At December 31, 2016 (in Ps.):
External revenues	187,127,903	93,343,612	193,796,237	71,553,356	67,330,768	55,825,972	42,131,666	140,856,365	36,467,781	86,978,828	—	975,412,488
Intersegment revenues	16,438,858	8,872,248	3,560,388	776,719	257,767	304,834	289,465	—	30,210	—	(30,530,489)	—

Total revenues	203,566,761	102,215,860	197,356,625	72,330,075	67,588,535	56,130,806	42,421,131	140,856,365	36,497,991	86,978,828	(30,530,489)	975,412,488
Depreciation and amortization	16,451,496	17,150,013	47,170,935	9,739,634	11,283,749	7,764,474	10,474,681	1,073,623	5,225,498	22,525,050	(333,232)	148,525,921
Operating income	48,219,505	12,275,892	6,325,323	8,317,053	11,209,959	6,086,638	3,830,974	1,220,601	6,143,183	5,388,595	592,587	109,610,310
Interest income	28,659,372	303,915	3,747,684	2,649,539	104,304	944,945	462,779	239,797	691,132	286,784	(33,897,656)	4,192,595
Interest expense	32,004,944	1,135,552	22,970,335	5,049,457	1,079,989	1,147,380	411,597	—	143,322	2,953,033	(33,033,597)	33,862,012
Expenses (income) tax	2,502,242	921,803	(4,294,040)	2,021,090	4,456,750	1,768,066	3,291,776	767,295	2,542,080	(2,578,206)	—	11,398,856
Equity interest in net income (loss) of associated companies	67,472	116,368	(270)	(23,319)	—	—	171	—	—	29,528	—	189,950
Net profit (loss) attributable to equity holders of the parent	378,150	902,282	(10,357,493)	3,765,015	4,022,633	3,621,863	538,890	987,790	3,318,960	7,065,769	(5,594,432)	8,649,427
Assets by segment	1,070,598,204	161,133,722	461,831,754	140,617,162	103,361,235	113,839,981	80,832,029	42,812,349	93,941,695	227,288,156	(981,214,013)	1,515,042,274
Plant, property and equipment, net	64,893,242	112,220,236	203,270,555	67,023,143	59,690,886	37,716,772	41,808,573	1,949,166	33,854,428	78,763,065	—	701,190,066
Goodwill	27,186,328	213,926	26,106,622	3,006,448	14,659,891	5,948,335	5,652,268	3,464,217	14,186,723	52,207,877	—	152,632,635
Trademarks, net	615,318	307,881	366,727	—	194	—	—	788,228	284,665	10,203,880	—	12,566,893
Licenses and rights, net	5,887,092	42,867	41,496,209	8,760,860	4,603,793	12,882,210	3,993,120	—	7,694,798	30,670,315	—	116,031,264
Investment in associated companies	7,605,220	2,218,824	699	81,284	470	—	17,390	—	—	1,072,778	(7,393,181)	3,603,484
Liabilities by segments	798,044,609	117,663,161	349,915,118	124,149,687	40,811,337	52,949,608	38,095,161	41,369,767	44,790,656	121,928,202	(485,698,799)	1,244,018,507
At December 31, 2017 (in Ps.):
External revenues	190,022,612	89,731,238	210,536,673	81,092,885	72,435,460	56,393,595	44,094,835	148,589,487	35,092,578	93,644,172	—	1,021,633,535
Intersegment revenues	16,748,428	8,753,525	4,785,601	1,250,983	304,555	177,856	187,086	44	122,656	—	(32,330,734)	—

Total revenues	206,771,040	98,484,763	215,322,274	82,343,868	72,740,015	56,571,451	44,281,921	148,589,531	35,215,234	93,644,172	(32,330,734)	1,021,633,535
Depreciation and amortization	17,030,251	18,902,238	51,486,652	10,639,591	12,373,790	8,328,705	9,668,439	1,594,727	5,349,757	25,222,962	(422,170)	160,174,942
Operating income (loss)	50,666,028	7,921,524	11,601,369	11,676,427	(4,704,165)	5,650,477	5,252,401	2,915,123	4,752,168	4,523,857	(111,906)	100,143,303
Interest income	30,083,437	619,748	3,792,242	2,884,613	211,521	1,793,974	1,064,992	394,196	1,111,980	307,021	(39,338,076)	2,925,648
Interest expense	32,185,868	1,028,593	23,578,083	4,637,989	1,955,688	1,573,929	485,684	—	377,727	2,035,716	(37,558,496)	30,300,781
Expenses (income) tax	18,142,482	387,145	(2,991,377)	3,535,302	(1,874,594)	1,806,085	2,025,618	1,803,555	3,529,253	(1,417,358)	(4,600)	24,941,511
Equity interest in net income (loss) of associated companies	99,044	16,564	(232)	(9,801)	—	—	—	—	—	(14,190)	—	91,385
Net profit (loss) attributable to equity holders of the parent	26,321,442	184,387	(6,617,381)	4,421,938	(6,209,530)	1,595,382	3,713,301	1,793,875	1,262,073	5,656,132	(2,795,698)	29,325,921
Assets by segment	1,033,036,406	170,402,561	428,281,963	133,136,177	108,362,023	113,478,626	81,529,691	40,761,830	88,672,466	203,858,243	(915,308,134)	1,486,211,852
Plant, property and equipment, net	59,137,555	109,713,770	187,459,628	69,006,093	57,060,931	35,930,966	39,050,481	1,693,642	32,173,524	85,116,608	—	676,343,198
Goodwill	27,102,384	213,926	24,708,739	3,073,444	13,981,033	6,113,495	5,597,990	3,341,956	14,186,723	53,143,542	—	151,463,232
Trademarks, net	406,723	274,786	246,557	—	—	—	—	631,024	262,641	8,116,076	—	9,937,807
Licenses and rights, net	11,457,720	13,175	35,662,305	8,885,086	4,197,498	11,295,202	3,376,106	—	7,276,039	31,141,255	—	113,304,386
Investment in associated companies	469,662	546,872	640	63,110	451	—	16,999	—	—	806,950	1,830,488	3,735,172
Liabilities by segments	794,598,013	133,428,178	322,620,030	119,123,646	54,756,152	48,656,628	35,501,900	38,249,957	43,978,410	119,240,533	(484,575,112)	1,225,578,335